LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt
	Annual interest
	rate at
	December 31	December 31,
	2018	2018	2017
Linkage terms:
U.S. dollar	5%	503	290
NIS - Fix interest rate	5.6%	221	398
		724	688
Less - current maturities (trade payables)		(416)	(300)

		308	388

Schedule Of Maturities Of Long-Term Debt (Including Capital Lease)	Minimum future payments at December 31, 2018 due under the long-term (includes liabilities associated with equipment purchasing) debt are as follows:
Long-term loan

2019	416
2020	308

724